Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information (Parent Company Only)
Schedule of Condensed Balance Sheets

	December 31,
	2022	2021

	(In thousands)
Assets
Cash and cash equivalents	$11,273	$9,092
Investment in the Bank	69,914	85,954
Other assets	3,110	1,182

Total assets	$84,297	$96,228

Liabilities and Stockholders’ Equity
Subordinated debentures	$23,726	$23,665
Other liabilities	834	862
Stockholders’ equity	59,737	71,701

Total liabilities and stockholders’ equity	$84,297	$96,228

Schedule of Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2022	2021

	(In thousands)
Operating Income
Dividends from subsidiary	$10,779	$12,363
Interest and dividend income from securities and federal funds	—	—

Total operating income	10,779	12,363

General, Administrative and Other Expenses	4,498	4,210

Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	6,281	8,153

Income Tax Benefits	1,095	773

Income (Loss) Before Equity in Undistributed Income of Subsidiary	7,376	8,926

Equity in Undistributed Income of Subsidiary	1,281	525

Net Income	$8,657	$9,451

Comprehensive (Loss) Income	$(7,643)	$7,132

Schedule of Condensed Statements of Cash Flows

	Years Ended December 31,
	2022	2021

	(In thousands)
Operating Activities
Net income	$8,657	$9,451
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(1,281)	(525)
Amortization of share-based compensation plans	1,005	404
Net change in other assets and other liabilities	(874)	251

Net cash provided by operating activities	7,507	9,581

Investing Activities

Net cash used in investing activities	—	—

Financing Activities
Repurchase of common stock	(767)	(72)
Dividends paid to stockholders	(4,559)	(4,101)

Net cash used in financing activities	(5,326)	(4,173)

Net Change in Cash and Cash Equivalents	2,181	5,408

Cash and Cash Equivalents at Beginning of Year	9,092	3,684

Cash and Cash Equivalents at End of Year	$11,273	$9,092